Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

(in thousands)		Fair Value Measured and Recorded Using			Operational	Financial Gain
	Net Carrying Value as of December 31, 2012	Level 1	Level 2	Level 3	Gain (losses) recognized in earnings	(losses) recognized in earnings	Total
Assets
Cash and cash equivalent	2,742	2,742	-	-	-	-	-
Marketable securities	6,413	6,413	-	-	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	24,063	-	-	24,063	14,009	(4,834)	9,175
Acquisition liability note (b)	5,713	-	-	5,713	794	(880)	(86)
Acquisition liability warrant consideration (c)	2,157	-	-	2,157	9,070	838	9,908

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 2 Business Combinations) are estimated as follows:

(a) Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt).

The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).